NOTE 3. PRELIMINARY PURCHASE PRICE ALLOCATION (Details Narrative) - shares	1 Months Ended
	May 28, 2021	May 24, 2021
Business Combination and Asset Acquisition [Abstract]
Stock Issued During Period, Shares, Acquisitions	600,000,000	600,000,000